(12) INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investment Abstract
INVESTMENTS
	Dec 31, 2018	Dec 31, 2017
Permanent equity interests - equity method
By equity method of the joint venture	970,302	990,910
Fair value of assets, net	10,060	10,640
Total	980,362	1,001,550

In the financial statements, the investment balances relate to interests in entities accounted for by the equity method:

	Share of equity		Share of profit (loss)
Joint ventures	Dec 31, 2018	Dec 31, 2017	2018	2017	2016
Baesa	175,189	187,654	791	11,849	9,853
Enercan	175,122	176,998	101,392	85,808	117,112
Chapecoense	378,558	385,870	127,250	120,651	117,451
EPASA	241,433	240,388	105,343	94,663	67,577
Fair value adjustments of assets, net	10,060	10,640	(579)	(579)	(579)
	980,363	1,001,550	334,198	312,390	311,414

12.1 - Dividends and Interest on capital

At December 31, 2018 and 2017, the Group has the following amounts receivable from the joint ventures below, relating to dividends and interest on capital:

	Dividend		Interest on own capital		Total
Investments	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
Investco	-	-	1,436	2,118	1,436	2,118
Baesa	3	108	-	-	3	108
Enercan	65,010	21,184	-	-	65,010	21,184
Chapecoense	33,733	32,734	-	-	33,733	32,734
Total	98,746	54,026	1,436	2,118	100,182	56,145

12.2 – Joint Ventures

Summarized financial information on joint ventures at December 31, 2018 and 2017 and income statement for the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Current assets	208,326	68,956	345,737	326,084
Cash and cash equivalents	66,519	17,425	184,002	18,269
Noncurrent assets	1,033,320	966,664	2,604,162	503,618

Current liabilities	385,271	50,639	424,635	152,168
Borrowings and debentures	137,225	-	138,706	34,473
Other financial liabilities	5,869	34,832	74,156	1,346
Noncurrent liabilities	496,953	284,391	1,782,993	224,933
Borrowings and debentures	383,358	-	1,045,402	151,964
Other financial liabilities	26,936	272,079	734,630	-
Equity	359,422	700,590	742,271	452,601

Net operating revenue	591,875	321,142	863,861	840,005
Operational costs and expenses	(188,756)	(214,448)	(191,749)	(562,097)
Depreciation and amortization	(50,051)	(50,609)	(117,858)	(34,525)
Interest income	4,793	4,176	15,729	5,106
Interest expense	(46,042)	(53,946)	(191,818)	(17,491)
Income tax expense	(101,484)	(1,229)	(124,284)	(38,740)
Profit (loss) for the year	208,100	3,164	249,510	197,481
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

	December 31, 2017
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Current assets	182,843	124,361	329,721	319,222
Cash and cash equivalents	48,695	17,873	116,425	74,741
Noncurrent assets	1,101,291	1,030,904	2,745,989	531,527

Current liabilities	291,010	121,369	426,695	157,343
Borrowings and debentures	140,090	63,154	138,788	34,299
Other financial liabilities	4,085	17,113	67,897	993
Noncurrent liabilities	629,850	283,456	1,892,407	242,765
Borrowings and debentures	510,874	-	1,172,181	186,373
Other financial liabilities	25,115	265,250	716,986	-
Equity	363,273	750,440	756,608	450,641

Net operating revenue	580,430	412,329	829,525	789,402
Operational costs and expenses	(273,339)	(265,955)	(186,638)	(518,352)
Depreciation and amortization	(52,773)	(50,621)	(126,811)	(35,640)
Interest income	32,849	4,906	24,639	6,102
Interest expense	(31,135)	(27,986)	(183,237)	(26,197)
Income tax expense	(88,229)	(25,442)	(123,307)	(39,892)
Profit (loss) for the year	176,113	47,385	236,570	177,458
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

	December 31, 2016
Joint venture	Enercan	Baesa	Chapecoense	Epasa
Net operating revenue	564,966	239,730	789,732	548,145
Operational costs and expenses	(137,159)	(76,985)	(140,212)	(328,093)
Depreciation and amortization	(53,888)	(51,429)	(126,770)	(35,075)
Interest income	31,602	9,115	35,113	10,329
Interest expense	(36,275)	(23,691)	(125,192)	(23,128)
Income tax expense	(121,223)	(20,401)	(106,683)	(28,011)
Profit (loss) for the year	240,363	39,405	212,294	126,665
Equity Interests and voting capital	48.72%	25.01%	51.00%	53.34%

Although holding more than 50% in EPASA and Chapecoense, CPFL Geração controls these investments jointly with other shareholders. The analysis of the classification of the type of investment is based on the Shareholders' Agreement of each joint venture.

The borrowings from the BNDES obtained by the joint ventures ENERCAN, BAESA and Chapecoense establish restrictions on the payment of dividends to subsidiary CPFL Geração above the mandatory minimum dividend of 25% without the prior consent of the BNDES.

12.3 – Joint operation

Through its wholly-owned subsidiary CPFL Geração, the Company holds part of the assets of the Serra da Mesa hydropower plant, located on the Tocantins River, in Goiás State. The concession and operation of the hydropower plant belong to Furnas Centrais Elétricas S.A. In order to maintain these assets operating jointly with Furnas (joint operation), CPFL Geração was assured 51.54% of the installed power of 1,275 MW (657 MW) and the assured energy of mean 637.5 MW (mean 328.57 MW) until 2028.